CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the year	$ 257,719	$ 307,912	$ 226,467
Adjustments for:
Amortization and depreciation	229,079	203,008	151,593
Deferred income tax	29,246	263,620	(62,697)
Current income tax	45,717	35,200	38,456
Share of (income) / loss in associates	(31,083)	996	(7,108)
Impairment loss / (reversal) of non-financial assets	335		(102,838)
Loss on disposals of property, plant and equipment and intangible assets	641	221	592
Gain on disposal of subsidiaries		(391)
Low value, short term and variable lease payments	(2,126)	(1,686)	(3,082)
Share-based compensation expenses	1,083	1,143	1,055
Interest expense	90,827	107,464	95,185
Other financial results, net	(16,604)	(20,414)	(41,558)
Net foreign exchange	44,560	(317,036)	164,026
Government subsidies per Covid-19 context	(720)	(16,394)	(21,511)
Government grants collected		76	383
Other accruals	(3,424)	(5,476)	3,145
Inflation adjustment	(9,959)	1,053	54,170
Acquisition of Intangible assets	(203,165)	(212,573)	(149,436)
Income tax paid	(32,272)	(40,294)	(22,919)
Income due to concession compensation			(62,677)
Collection due to concession compensation		90,609
Unpaid concession fees	55,050	54,199	49,992
Changes in liability for concessions	81,743	87,556	98,480
Changes in working capital	(71,430)	(133,491)	(53,303)
Net cash provided by operating activities	465,217	405,302	356,415
Cash flows from investing activities
Cash contribution in associates	(712)	(666)	(84)
Acquisition of other financial assets	(195,527)	(156,418)	(128,899)
Disposals of other financial assets	138,746	136,781	72,571
Acquisition of Property, plant and equipment	(16,708)	(12,218)	(9,661)
Acquisition of Intangible assets	(2,004)	(1,435)	(1,221)
Proceeds from sale of Property, plant and Equipment	172	25	264
Net cash inflow on disposal of subsidiaries	289	(404)
Others	3,835	1,842	626
Net cash used in investing activities	(71,909)	(32,493)	(66,404)
Cash flows from financing activities
Proceeds from cash contributions			9,424
Proceeds from borrowings	18,116	190,345	87,846
Principal elements of lease payments	(4,745)	(4,397)	(3,118)
Loans repaid	(115,095)	(314,077)	(200,475)
Interest paid	(83,739)	(96,168)	(83,791)
Debt renegotiation expenses	(193)	(2,467)	(110)
Guarantee deposit	448	1,147	2,168
Dividends paid to non-controlling interests in subsidiaries	(49,456)	(14,945)	(13,656)
Payment for additional acquisitions in subsidiaries		(30,949)
Others		322	86
Net cash used in financing activities	(234,664)	(271,189)	(201,626)
Increase in cash and cash equivalents	158,644	101,620	88,385
Cash and cash equivalents
At the beginning of the year	439,847	369,848	385,265
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(5,732)	(31,621)	(103,802)
Increase in cash and cash equivalents	158,644	101,620	88,385
At the end of the year	$ 592,759	$ 439,847	$ 369,848